Financial assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Non-current
- Investment in a listed company	—	56,919
Current
- Non-equity investments	317,042	1,685,146

	317,042	1,742,065